Other assets - Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other assets
Deferred charges	€ 5,301	€ 4,486	€ 4,158
Tax credits	1,024	814	962
Accrued income	641	611	17
Other tax receivables	4,145	2,466	1,004
Grants	6,784	372	944
Other non-trade receivables	271	272	1,077
Derivatives		139	261
Total other current assets	€ 18,166	€ 9,160	€ 8,424